Accumulated Other Comprehensive Income (loss) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Accumulated Other Comprehensive Income Loss Net Of Tax [Abstract]
Reclassification adjustments for gains included in net income, taxes	$ 591	$ 401	$ 946